Subsequent Event	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Event

Note 17—Subsequent Event

On February 19, 2013, the Company extended its Revolving Line with SVB through April 14, 2015 and updated the customary affirmative, negative and financial covenants to coincide with its current operating plan. The financial covenants include the following conditions: 1) minimum adjusted quick ratio of 1.0 to 1.0; 2) minimum cash balance held with SVB will be between $8.0 million and $10.0 million dependent on specific quarter requirements; 3) minimum EBITDA between zero and $(9.0) million dependent on specific quarter requirements. Under the facility the Company may borrow up to $15.0 million dependent on a calculated borrowing base. The borrowing base is the maximum of 80% of eligible accounts receivable. Further, when the Company achieves two quarters of positive EBITDA performance, availability shall be increased up to $20.0 million and 25% of eligible inventory may also be included in the borrowing base. Loan provisions are similar to the current arrangements. Interest, depending on the Company’s Asset-Based Threshold, as defined, varies from SVB Prime plus 75 basis points (or LIBOR plus 325 basis points) to SVB Prime plus 175 basis points. The SVB and LIBOR floors are 4.0% and 1.50%, respectively.